Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Concentrations of Accounts Receivable	Significant concentrations of accounts receivable include:

	2011	2010
Acute and extended care organizations	60%	56%
Managed care, insurance and other	28%	32%
Medicare/Medicaid	10%	10%
Other	2%	2%